Asset Sales and Other Accruals (Tables)	12 Months Ended
Dec. 31, 2012
Asset Sales and Other Accruals [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]

	Years Ended December 31,

	2012	2011	2010

	(Millions)
Atlantic-Gulf
Project feasibility costs	$21	$10	$8
Capitalization of project feasibility costs previously expensed	(19)	(11)	-
Accrual of regulatory liability related to overcollection of certain employee expenses	4	9	10
Gain on sale of certain assets	(6)	-	-
Involuntary conversion gains	-	-	(14)
West
Capitalization of project feasibility costs previously expensed	-	-	(1)
Gain on sale of certain assets	-	-	(12)
Involuntary conversion gains	-	(3)	(4)